Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Detail)	Dec. 31, 2018 USD ($)
Disclosure of accounting judgements and estimates [abstract]
Deferred tax assets recognized on tax losses	$ 0